Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments - 2016 Plan [Member]		12 Months Ended
		Dec. 31, 2023 € / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 $ / shares shares
Options [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
Options, Outstanding beginning		888,632	888,632	888,632	888,632
Options, Exercised during the year
Options, Outstanding ending		888,632	888,632	888,632	888,632
Options, Exercisable at December 31		888,632	888,632	888,632	888,632
WAEP [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
WAEP, Outstanding beginning | (per share)	[1]	€ 1.74	$ 1.86	€ 2.96	$ 3.35
WAEP, Exercised during the year | (per share)
WAEP, Outstanding ending | (per share)	[1]	1.68	1.86	1.74	1.86
WAEP,Exercisable at December 31 | (per share)	[1]	€ 1.68	$ 1.86	€ 1.74	$ 1.86

[1]	Conversion rates used for one €: December 31,2023 $0.9050, average rate 2023 $0.9246, December 31,2022 $0.9376, average rate 2022 $0.9489